STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule Of Income Statement Impact from Stock Options
The following table summarizes the impact to the Consolidated Statement of Operations from stock options:

	Years Ended December 31,
	2025	2024	2023
Compensation expense	$50	$52	$48
Future income tax benefit recognized	10	12	11

Schedule Of Share-based Compensation Fair Value Assumptions
The following table sets forth fair value per share information, including related weighted average assumptions, used to determine compensation cost:

	Years Ended December 31,
	2025	2024	2023
Weighted average fair value per share of options granted during the year[1]	$43.69	$37.88	$38.84
Assumptions
Expected annual dividend yield	2.55%	2.60%	2.50%
Expected volatility	23.21%	21.45%	22.42%
Risk-free rate of return	4.03%	4.08%	3.94%
Expected option term (years)	4.92	4.87	4.86

1	Estimated on date of grant using Black-Scholes option-pricing model.

Schedule Of Stock Options Activity
The following table summarizes information about stock option activity for the three years ended December 31, 2025:

	Number of Options (in millions)	Weighted Average Exercise Price
Outstanding at December 31, 2022	14.1	$147.14
Granted	1.6	195.27
Exercised	(1.7)	123.12
Lapsed or canceled	(0.6)	192.22
Outstanding at December 31, 2023	13.4	153.86
Granted	1.6	198.20
Exercised	(4.2)	125.30
Lapsed or canceled	(0.4)	195.71
Outstanding at December 31, 2024	10.4	170.29
Awards transferred to Solstice at spin-off	(0.2)	147.23
Adjustment to awards related to spin-off of Solstice	0.6	N/A
Granted	1.6	212.23
Exercised	(1.8)	130.42
Lapsed or canceled	(0.4)	178.87
Outstanding at December 31, 2025	10.2	$172.62
Vested and expected to vest at December 31, 2025[1]	9.4	$172.06
Exercisable at December 31, 2025	6.9	$163.04

1
Represents the sum of vested options of 6.9 million and expected to vest options of 2.5 million. Expected to vest options are derived by applying the pre-vesting forfeiture rate assumption to total outstanding unvested options of 3.3 million.

Schedule of Share Based Compensation by Price Ranges
The following table summarizes information about stock options outstanding and exercisable as of December 31, 2025:

Range of Exercise Prices	Options Outstanding				Options Exercisable
	Number Outstanding (in millions)	Weighted Average Life[1]	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Number Exercisable (in millions)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
$93.56–$99.99	0.1	0.15	$93.56	$10	0.1	$93.56	$10
$100.00–$134.99	1.0	1.38	114.42	85	1.1	114.42	85
$135.00–$189.99	6.3	5.29	172.50	142	4.5	167.49	136
$190.00–$224.38	2.8	7.23	197.87	3	1.2	194.00	3
	10.2	5.36	$172.62	$240	6.9	$163.04	$234

1	Average remaining contractual life in years.

Schedule Of Financial Statement Impact From Stock Options Exercised
The following table summarizes the financial statement impact from stock options exercised:

	Years Ended December 31,
	2025	2024	2023
Intrinsic value[1]	$143	$357	$122
Tax benefit realized	33	76	27

1	Represents the amount by which the stock price exceeded the exercise price of the options on the date of exercise.

Schedule Of Restricted Stock Units Activity
The following table summarizes information about RSU activity for the three years ended December 31, 2025:

	Number of Restricted Stock Units (in millions)	Weighted Average Grant Date Fair Value Per Share
Non-vested at December 31, 2022	2.7	$181.10
Granted	1.1	194.81
Vested	(0.9)	171.92
Forfeited	(0.3)	187.13
Non-vested at December 31, 2023	2.6	189.18
Granted	1.0	200.44
Vested	(0.8)	185.70
Forfeited	(0.3)	191.68
Non-vested at December 31, 2024	2.5	194.85
Awards transferred to Solstice at spin-off	(0.1)	204.06
Adjustment to awards related to spin-off of Solstice	0.1	N/A
Granted	1.3	206.97
Vested	(0.8)	191.73
Forfeited	(0.3)	198.18
Non-vested at December 31, 2025	2.7	$191.35

Schedule Of Income Statement Impact from RSUs
The following table summarizes the impact to the Consolidated Statement of Operations from RSUs:

	Years Ended December 31,
	2025	2024	2023
Compensation expense	$156	$142	$154
Future income tax benefit recognized	28	30	32